SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
The following condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, Waldencast plc’s investment in its subsidiaries is presented under the equity method of accounting.

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED BALANCE SHEET
(In thousands of U.S. dollars, except share and per share data)
As of December 31, 2022
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$3,215
Total current assets	3,215
Investment in subsidiary	823,936
TOTAL ASSETS	$827,151

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
Intercompany payables	8,942
Derivative warrant liabilities	18,311
TOTAL LIABILITIES	$27,253

SHAREHOLDERS’ EQUITY:
Successor Class A ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 86,460,560 outstanding as of December 31, 2022	8
Successor Class B ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 21,104,225 outstanding as of December 31, 2022	2
Additional paid-in capital	796,038
Accumulated deficit	(156,780)
Accumulated other comprehensive income (loss)	(29)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	639,239
Noncontrolling Interest	160,659
TOTAL SHAREHOLDERS’ EQUITY	$799,898
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$827,151

Condensed Statement of Operations

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENT OF OPERATIONS
(In thousands of U.S. dollars, except share and per share data)
For the period from July 28 to December 31, 2022
Net revenue	—
Selling, general and administrative	—
Total operating income	—
Other income:
Interest income, net	19
Change in fair value of derivative warrant liabilities	6,793
Income before income taxes	6,812
Income tax benefit	—
Income before equity in undistributed earnings of subsidiaries	6,812
Equity in undistributed earnings of subsidiaries	(102,379)
Net loss	(95,567)
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	(29)
Comprehensive loss	(95,596)

Condensed Statement of Cash Flow

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENT OF CASH FLOW
(In thousands of U.S. dollars)
Period from July 28 to December 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(95,567)
Adjustments to reconcile net loss to net cash
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	102,379
Change in fair value of derivative warrant liabilities	(6,793)
Net cash provided by operating activities	19
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	6,400
Net cash provided by investing activities	6,400
CASH FLOWS FROM FINANCING ACTIVITIES:
Transfers from subsidiaries	6,000
Transfers to subsidiaries	(300)
Expenses paid on behalf of subsidiaries	(8,982)
Net cash used in financing activities	(3,282)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,137
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	78
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of period	$3,215